Note 9 - Income Taxes - Pretax Loss Resulting from Domestic and Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Domestic	$ (23,583)	$ (19,107)	$ (13,320)
Foreign	(9,205)	3,200	(6,240)
Loss before income taxes	$ (32,788)	$ (15,907)	$ (19,560)